Capital Stock - Schedule of Stock Options Outstanding and Exercisable (Details) (USD $)	0 Months Ended		12 Months Ended			13 Months Ended
	May 15, 2012	Apr. 14, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013 April 22, 2014 [Member]	Feb. 28, 2013 April 19, 2015 [Member]	Feb. 28, 2013 April 14, 2016 [Member]	Feb. 28, 2013 May 15, 2017 [Member]
Expiry date	May 15, 2017	Apr. 14, 2016				Apr. 22, 2014	Apr. 19, 2015	Apr. 14, 2016	May 15, 2017
Exercise price			$ 0.05	$ 0.10	$ 0.22	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Number of options outstanding			350,000	2,025,000	3,250,000	25,000	50,000	250,000	25,000
Number of options exercisable			87,500			6,250	12,500	62,500	6,250
Remaining contractual life (years)			2 years 11 months 1 day			1 year 1 month 24 days	2 years 1 month 21 days	3 years 1 month 17 days	4 years 2 months 16 days